Inventory (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory [Abstract]
Cost of sales	$ 214,272	$ 193,805
Marketing and promotion expense	134,000	$ 96,184
Allowance for inventory
Cost of inventory			363,082	251,580
Marketing and promotion expense			$ 124,376	$ 36,501